Shareholder Fees {- Franklin Payout 2022 Fund} - Franklin Fund Allocator Series (Payout) FAS3-07 - Franklin Payout 2022 Fund	Oct. 01, 2020
Class R6
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none
Advisor Class
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none